Fair Value Measurement - Schedule of Assets Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	¥ 356,021	¥ 463,581
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	21,641	19,700
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	334,380	443,881
Short-term Investments | Variable-Rate Financial Instruments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	141,232	254,459
Short-term Investments | Variable-Rate Financial Instruments | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	141,232	254,459
Long-term Investments | Available-for-Sale Investments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	193,148	189,422
Long-term Investments | Available-for-Sale Investments | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	193,148	189,422
Long-term Investments | Equity Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	21,641	19,700
Long-term Investments | Equity Securities | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	¥ 21,641	¥ 19,700